Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Leases [Abstract]
Recognized rental income	¥ 1,090	¥ 401	¥ 1,927	¥ 726